Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2020
Disclosure of selling, general and administrative expenses [Abstract]
Selling, General and Administrative Expenses
Note 23 – Selling, General and Administrative Expenses

	For the Year Ended December 31,
	2020	2019	2018
	$ Thousands
Payroll and related expenses	11,360	10,853	11,399
Depreciation and amortization	1,023	951	607
Professional fees	8,386	12,806	12,115
Business development expenses	1,998	1,947	999
Expenses in respect of acquisition of CPV Group	12,227	-	-
Other expenses	14,963	9,879	9,524
	49,957	36,436	34,644